PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant and Equipament [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table summarizes our property, plant and equipment (in millions):

December 31,	2018	2017
Land	$485	$334
Buildings and improvements	4,322	4,394
Machinery, equipment and vehicle fleet	12,804	13,156
Property, plant and equipment — cost	17,611	17,884
Less: Accumulated depreciation	8,013	8,246
Property, plant and equipment — net	$9,598	$9,638